Hotchkis & Wiley International Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Aerospace & Defense - 6.7%
Airbus SE	425	$74,836
Babcock International Group PLC	15,000	141,160
BAE Systems PLC	2,290	46,241
		262,237

Automobile Components - 1.7%
Magna International, Inc.	1,987	67,538

Automobiles - 0.9%
Mercedes-Benz Group AG	620	36,625

Banks - 20.1%
ABN AMRO Bank NV (a)	3,200	67,429
Banca Monte dei Paschi di Siena SpA	10,100	80,328
Banco Santander SA	11,000	74,106
Barclays PLC	21,217	79,777
BNP Paribas SA	1,384	115,674
ING Groep NV	5,007	98,094
Lloyds Banking Group PLC	130,000	121,930
NatWest Group PLC	9,514	56,175
Societe Generale SA	2,151	97,040
		790,553

Beverages - 5.0%
Coca-Cola Europacific Partners PLC	510	44,385
Heineken Holding NV	2,127	153,940
		198,325

Chemicals - 8.1%
Akzo Nobel NV	2,210	136,105
Fuso Chemical Co. Ltd.	3,800	87,869
Nippon Sanso Holdings Corp.	3,100	94,037
		318,011

Communications Equipment - 4.9%
Nokia Oyj	4,100	21,594
Telefonaktiebolaget LM Ericsson - Class B	21,844	169,963
		191,557

Energy Equipment & Services - 0.9%
Subsea 7 SA	2,100	33,577

Financial Services - 0.9%
Worldline SA/France (a)(b)	5,800	35,632

Food Products - 2.4%
JDE Peet's NV	4,390	95,981

Health Care Equipment & Supplies - 2.6%
Koninklijke Philips NV (b)	2,580	65,682
Medtronic PLC	420	37,741
		103,423

Hotels, Restaurants & Leisure - 3.7%
Accor SA	1,420	64,760
Entain PLC	2,700	20,400
Lottomatica Group SpA	2,900	58,541
		143,701

Household Durables - 0.8%
Panasonic Holdings Corp.	2,500	29,824

Household Products - 2.6%
Henkel AG & Co. KGaA	1,440	103,746

Industrial Conglomerates - 5.1%
Siemens AG	700	161,663
Smiths Group PLC	1,600	40,149
		201,812

Insurance - 2.0%
Tokio Marine Holdings, Inc.	1,000	38,903
Zurich Insurance Group AG	59	41,182
		80,085

IT Services - 1.2%
Capgemini SE	300	45,078

Machinery - 0.5%
CNH Industrial NV	1,493	18,334

Media - 4.2%
Havas NV (b)	19,800	28,207
RTL Group SA	640	24,266
WPP PLC	14,600	110,947
		163,420

Metals & Mining - 0.5%
Glencore PLC	5,700	20,863

Oil, Gas & Consumable Fuels - 7.3%
Baytex Energy Corp.	8,300	18,399
Cenovus Energy, Inc.	1,670	23,210
Kosmos Energy Ltd. (b)	14,718	33,557
Parkland Corp. (Acquired 1/30/2023, Cost $9,642) (c)	410	10,263
Shell PLC	2,687	98,330
Suncor Energy, Inc.	1,100	42,592
TotalEnergies SE	945	60,889
		287,240

Passenger Airlines - 2.4%
Qantas Airways Ltd.	16,800	95,779

Personal Care Products - 1.0%
Unilever PLC	668	39,858

Pharmaceuticals - 0.8%
GSK PLC	1,647	31,475

Professional Services - 2.2%
Randstad NV	2,050	85,211

Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	26,560

Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co. Ltd.	2,580	102,285

Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	50,946	47,870
TOTAL COMMON STOCKS (Cost $3,074,979)		3,656,600

PREFERRED STOCKS - 0.9%	Shares	Value
Automobiles - 0.9%
Bayerische Motoren Werke AG, 8.48%	476	35,909
TOTAL PREFERRED STOCKS (Cost $32,939)		35,909

SHORT-TERM INVESTMENTS - 6.1%		Value
Time Deposits - 6.1%	Par
JPMorgan Chase and Company, 3.68%, 04/01/2025 (d)	238,045	238,045
TOTAL SHORT-TERM INVESTMENTS (Cost $238,045)		238,045

TOTAL INVESTMENTS - 100.0% (Cost $3,345,963)		3,930,554
Other Assets in Excess of Liabilities - 0.0% (e)		1,886
TOTAL NET ASSETS - 100.0%		$3,932,440
two		–%
Percentages are stated as a percent of net assets. Par amount is in USD unless otherwise indicated.		–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $103,061 or 2.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2025, the value of these securities total $10,263 or 0.3% of the Fund’s net assets.

(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley International Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$322,579	$3,334,021	$–	$3,656,600
Preferred Stocks	–	35,909	–	35,909
Time Deposits	–	238,045	–	238,045
Total Investments	$322,579	$3,607,975	$–	$3,930,554

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Net Assets)
United Kingdom	$782,469	19.9%
Netherlands	730,649	18.6
France	493,909	12.6
Germany	337,943	8.6
Japan	250,633	6.4
United States	219,437	5.6
Sweden	169,963	4.3
Canada	162,002	4.1
Italy	138,869	3.5
Australia	116,642	3.0
South Korea	102,285	2.6
Spain	74,106	1.9
Switzerland	41,182	1.0
Taiwan	26,560	0.7
Luxembourg	24,266	0.6
Finland	21,594	0.5
Cash and Other	239,931	6.1
	$3,932,440	100.0%